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                          MUNICIPAL FUND FOR CALIFORNIA
                                 INVESTORS, INC.
                                 (the "Company")

                              California Money Fund

                         Supplement dated April 3, 1998
                        to Prospectus dated May 31, 1997


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.

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                          MUNICIPAL FUND FOR CALIFORNIA
                                 INVESTORS, INC.
                                 (the "Company")

              California Money Fund (Dollar Shares) offered through
                    Morgan Guaranty Trust Company of New York

                         Supplement dated April 3, 1998
                        to Prospectus dated May 31, 1997


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.